Related party transactions (Tables)	12 Months Ended
Jun. 30, 2019
Related Party Transaction [Abstract]
Schedule of company's senior management

Name	Date of birth	Position	Current position since
Alejandro G. Elsztain	03/31/1966	General Manager	1994
Carlos Blousson	09/21/1963	General Manager of Operations in Argentina and Bolivia	2008
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011
Alejandro Casaretto	10/15/1952	Regional Agricultural Manager	2008

Schedule of balances with related parties

Item	06.30.19	06.30.18
Trade and other payables	(274)	(2,284)
Borrowings	(52)	(16)
Trade and other receivables	1,246	1,197
Investments in Financial Assets	166	210
Total	1,086	(893)

Related party	06.30.19	06.30.18	Description of transaction
Agrofy S.A.	-	2	Other receivables
Agro Uranga S.A.	-	-	Dividends receivables
	9	42	Sale of goods and / or services receivable
	-	(2)	Futures and options payable
New Lipstick LLC	10	11	Reimbursement of expenses receivable
	(44)	-	Loans payable
	880	910	Loans granted
Condor	166	210	Public companies securities
	15	-	Dividends receivables
Cresca S.A.	-	(17)	Other liabilities
Manibil S.A.	-	112	Contributions in advance
Other associates and joint ventures (i)	11	5	Leases and/or rights of use receivable
	-	(2)	Leases and/or rights of use payable
	1	2	Shared-based compensation receivable
	(8)	(16)	Loans payable
	1	11	Loans granted
	-	(5)	Sale of goods and / or services payable
	8	8	Reimbursement of expenses
	(4)	(2)	Reimbursement of expenses payable
Total associates and joint ventures	1,045	1,269

CAMSA and its subsidiaries	-	(2,102)	Fees payable
	30	3	Reimbursement of expenses receivable
LRSA	24	45	Leases and/or rights of use receivable
	-	(2)	Reimbursement of expenses payable
	255	11	Dividends receivables
IRSA Real Estate Strategies LP	-	30	Dividends receivables
	-	3	Reimbursement of expenses
Taaman	(12)	-	Leases and/or rights of use payable
Other related parties (ii)	(65)	(17)	Other liabilities
	2	-	Other receivables
	(2)	(3)	Legal services payable
	-	2	Leases and/or rights of use receivable
Total other related parties	233	(2,030)
Directors and Senior Management	(192)	(132)	Fees payable
Total Directors and Senior Management	(192)	(132)
Total	1,086	(893)

(i)	Includes Agrofy Global, BHSA, Lipstick, Tarshop, Mehadrin, Austral Gold Ltd., Cyrsa S.A., NPSF, Puerto Retiro, Shufersal and Quality.
(ii)	Includes Estudio Zang, Bergel & Viñes, Lartiyrigoyen, SAMSA and Museo de los Niños.

The following is a summary of the results with related parties for the years ended June 30, 2019, 2018 and 2017:

Related party	06.30.19	06.30.18	06.30.17	Description of transaction
Adama	-	-	36	Purchase/sale of goods and/or services
	-	-	149	Corporate services
Agrofy S.A.	2	9	6	Management fees / Directory
	-	-	6	Financial operations
Agro-Uranga S.A.	-	5	6	Purchase/sale of goods and/or services
Banco de Crédito y Securitización S.A.	38	30	2	Leases and/or rights of use
	-	-	81	Financial operations
Condor	-	199	524	Financial operations
Tarshop S.A.	41	-	30	Leases and/or rights of use
ISPRO-MEHADRIN	21	207	-	Corporate services
Other associates and joint ventures	41	47	32	Leases and/or rights of use
	-	6	8	Fees and remunerations
	21	59	-	Corporate services
	7	2	10	Financial operations
Total associates and joint ventures	171	564	890
CAMSA and its subsidiaries	-	(1,019)	(433)	Management fee
	-	-	2	Leases and/or rights of use
Taaman	32	278	-	Corporate services
Willi-Food International Ltd.	-	255	-	Corporate services
Other related parties (i)	22	19	36	Leases and/or rights of use
	(11)	(16)	-	Fees and remunerations
	-	8	-	Corporate services
	(6)	(6)	(12)	Legal services
	2	44	-	Financial operations
	(23)	(23)	(18)	Donations
Total other related parties	16	(460)	(425)
IFISA	-	109	42	Financial operations
Total Parent Company	-	109	42
Directors	(44)	(28)	(284)	Compensation of Directors and senior management
	(382)	(336)	-	Fees and remunerations
Senior Management	(38)	(45)	(16)	Compensation of Directors and senior management
Total Directors and Senior Management	(464)	(409)	(300)
Total	(277)	(196)	207

(i)	Includes Estudio Zang, Bergel & Viñes, Isaac Elsztain e Hijos S.C.A., San Bernando de Córdoba S.A., Fundación IRSA, Hamonet, BHN Sociedad de Inversión, BACS Administradora de Activos S.A., BHN Seguros Generales S.A. and BHN Vida S.A.

Schedule of transactions with related parties

Related party	06.30.19	06.30.18	Description of transaction
Agrofy Global	-	(50)	Irrevocable contributions
Avenida Inc.	-	(13)	Irrevocable contributions
Manibil	22	(57)	Irrevocable contributions
Open Legacy	-	(21)	Irrevocable contributions
PBS-Romania	22	-	Irrevocable contributions
Puerto Retiro	19	(9)	Irrevocable contributions
Quality	51	50	Irrevocable contributions
Ramat Hanassi	-	(12)	Irrevocable contributions
Secdo / SixGill	-	(38)	Irrevocable contributions
Secured Touch	-	(9)	Irrevocable contributions
Total contributions	114	(159)
Inversiones Financieras del Sur S.A. (Note 4)	-	3,287	Dividends paid
Uranga Trading S.A.	8	-	Dividends paid
Total dividends paid	8	3,287
Agro-Uranga S.A.	20	58	Dividends received
Shufersal	464	-	Dividends received
Banco Hipotecario	79	125	Dividends received
Condor	80	86	Dividends received
Emco	60	142	Dividends received
La Rural S.A.	303	53	Dividends received
Manaman	74	39	Dividends received
Manibil	99	-	Dividends received
Nuevo Puerto Santa Fe S.A.	10	14	Dividends received
Ramat Hanassi	-	31	Dividends received
Tourism & Recreation Holdings Ltd.	-	39	Dividends received
Total dividends received	1,222	587
Inversiones Financieras del Sur S.A.	-	3,062	Acquisition of non-controlling interest
Total other transactions	-	3,062